Joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Disclosure of interests in joint arrangements
Details of each of the Lifezone’s joint ventures at the end of the reporting period are as follows:

	Country of	Principal place of	Percentage of Ownership (%)
JV Equity Entities:	incorporation	Business	2024	2023
Kelltech Limited	Mauritius	Mauritius	50%	50%
Kelltechnology South Africa (RF) Proprietary Ltd	South Africa	South Africa	33%	33%
Kellplant Proprietary Ltd	South Africa	South Africa	33%	33%